advance billings and customer deposits (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
advance billings and customer deposits
Advance billings	$ 535	$ 506	$ 456
Deferred customer activation and connection fees	10	13	17
Customer deposits	13	21	15
Regulatory deferral accounts		1	8
Contract liabilities	558	541	496
Other	95	91	88
Total	$ 653	$ 632	$ 584